Related party (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Allocations for management costs and corporate support services provided to the Company prior to the Spin-off were as follows:

	For the three months ended September 30,	For the nine months ended September 30,
(In millions)	2024	2025	2024
Cost of revenues	$6	$16	$21
Selling, general and administrative expenses	29	44	73
Total	$35	$60	$94

Allocations for management costs and corporate support services provided to the Company were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Cost of revenues	$28	$27	$21
Selling, general and administrative expenses	108	120	97
Total	$136	$147	$118

Principal Payments of Related-Party Debt
The total principal payments of related-party debt, including current maturities for the five years subsequent to December 31, 2024, are as follows:

(In millions)
2025	$129
2026	105
2027	412
2028	545
2029	350
Thereafter	6,106
Total	$7,647